American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2050 Portfolio
April 30, 2021

One Choice Blend+ 2050 Portfolio - Schedule of Investments
APRIL 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 58.5%
Avantis U.S. Equity Fund G Class	6,735	94,561
Avantis U.S. Small Cap Value Fund G Class	569	8,481
Focused Dynamic Growth Fund G Class	1,036	62,023
NT Focused Large Cap Value Fund G Class	4,828	62,860
NT Heritage Fund G Class	893	14,706
NT Mid Cap Value Fund G Class	1,004	15,037
Small Cap Growth Fund G Class	300	8,469
		266,137
International Equity Funds — 26.7%
Avantis Emerging Markets Equity Fund G Class	868	11,539
Avantis International Equity Fund G Class	2,880	34,506
Focused International Growth Fund G Class	947	19,210
Non-U.S. Intrinsic Value Fund G Class	1,892	19,357
NT Emerging Markets Fund G Class	1,131	17,299
NT Global Real Estate Fund G Class	959	11,707
NT International Small-Mid Cap Fund G Class	529	7,833
		121,451
Domestic Fixed Income Funds — 10.8%
Avantis Core Fixed Income Fund G Class	3,668	36,352
Inflation-Adjusted Bond Fund G Class	262	3,330
NT High Income Fund G Class	917	9,172
		48,854
International Fixed Income Funds — 4.0%
Emerging Markets Debt Fund G Class	466	4,945
Global Bond Fund G Class	1,284	13,426
		18,371
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $443,551)		454,813
OTHER ASSETS AND LIABILITIES†		(16)
TOTAL NET ASSETS — 100.0%		$454,797

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying funds advised by American Century Investments. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period March 10, 2021 (fund inception) through April 30, 2021 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Avantis U.S. Equity Fund	—	$92	$1	$4	$95	7	—	—
Avantis U.S. Small Cap Value Fund	—	9	—	—	9	1	—	—
Focused Dynamic Growth Fund	—	60	1	3	62	1	—	—
NT Focused Large Cap Value Fund(3)	—	62	1	2	63	5	—	—
NT Heritage Fund	—	15	—	—	15	1	—	—
NT Mid Cap Value Fund	—	15	—	—	15	1	—	—
Small Cap Growth Fund	—	8	—	—	8	—	—	—
Avantis Emerging Markets Equity Fund	—	12	—	—	12	1	—	—
Avantis International Equity Fund	—	35	1	1	35	3	—	—
Focused International Growth Fund	—	19	—	—	19	1	—	—
Non-U.S. Intrinsic Value Fund	—	20	1	—	19	2	—	—
NT Emerging Markets Fund	—	17	—	—	17	1	—	—
NT Global Real Estate Fund	—	11	—	1	12	1	—	—
NT International Small-Mid Cap Fund	—	8	—	—	8	1	—	—
Avantis Core Fixed Income Fund	—	37	1	—	36	4	—	—
Inflation-Adjusted Bond Fund	—	3	—	—	3	—	—	—
NT High Income Fund	—	9	—	—	9	1	—	—
Emerging Markets Debt Fund	—	5	—	—	5	—	—	—
Global Bond Fund	—	13	—	—	13	1	—	—
	—	$450	$6	$11	$455	32	—	—
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Effective December 10, 2020, the name of NT Large Company Value Fund was changed to NT Focused Large Cap Value Fund.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.